Long-term investments - Held-to-maturity investments and other long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Long-term investments.
Equity investments - equity method	¥ 56,319	$ 7,716	¥ 54,833
Equity investments - without readily determinable fair values	132,348	18,132	150,112
Equity investments - securities with readily determinable fair values (Note 22(a))	2,074	283	1,865
Held-to-maturity investments	343,300	47,032	3,009
Total	¥ 534,041	$ 73,163	¥ 209,819